                             STI CLASSIC VARIABLE TRUST

                       SUPPLEMENT DATED MARCH 19, 1999 TO THE
                         PROSPECTUS DATED JANUARY 10, 1999


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective April 15, 1999, the Capital Growth Fund will be renamed as the Capital Appreciation Fund.

Effective April 1, 1999, the Portfolio Manager for the Mid-Cap Equity Fund will be Mr. John Hamlin. The fourth paragraph on page 15 under the heading "PORTFOLIO MANAGERS" should be replaced with the following:

     Mr. John Hamlin joined STI as a portfolio manager in March 1999. Mr. Hamlin has managed the Mid-Cap Equity Fund since April 1999. Prior to joining STI, he had more than 19 years of investment experience as a portfolio manager at Phoenix Investment Counsel, Inc.


                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             STI CLASSIC VARIABLE TRUST

                       SUPPLEMENT DATED MARCH 19, 1999 TO THE
                        STATEMENT OF ADDITIONAL INFORMATION


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective April 15, 1999, the Capital Growth Fund will be renamed as the Capital Appreciation Fund.



                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.